9. Discontinued Operations (Details - Nova sale) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Rental Income	$ 2,403,475	$ 2,561,322	$ 2,508,586	[1]
Expenses	(1,449,902)	(2,143,524)	(2,248,834)	[1]
Loss on sale of subsidiary	$ 0	(135,200)	0
Loss from discontinued operations		$ (754,069)	$ (225,447)	[1]
Basic loss per share from discontinued operations	$ 0.00	$ (0.39)	$ (0.12)	[1]
Diluted loss per share from discontinued operations	$ 0.00	$ (0.39)	$ (0.12)	[1]
Nova [Member]
Disclosure of subsidiaries [line items]
Rental Income		$ 167,940	$ 128,261
Other revenues		24,842	2,766
Expenses		(318,211)	(149,000)
Net fair value loss on revaluation of investment property		(84,150)	(71,968)
Operating (loss)/income		(209,579)	(89,941)
Finance costs		(146,249)	(213,108)
Loss before tax from discontinued operations		(355,828)	(303,049)
Tax expenses, current		144	71,772
Deferred tax (expense)/credit		(8,250)	5,830
Net loss from discontinued operations		(363,934)	(225,447)
Loss on sale of subsidiary		(135,200)	0
Loss on foreign currency exchange on discontinued operation		(254,935)	0
Loss from discontinued operations		$ (754,069)	$ (225,447)
Basic loss per share from discontinued operations		$ (0.39)	$ (0.12)
Diluted loss per share from discontinued operations		$ (0.39)	$ (0.12)
Net operating cash flow from discontinued operations		$ 61,784	$ (92,130)
Net investing cash flow from discontinued operations		0	162,769
Net financing cash flow from discontinued operations		(46,376)	(69,770)
Net cash inflow/(outflow)		$ 15,408	$ 869

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations)